Accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting policies [Line Items]
Restatement
Restatement
After the unaudited condensed consolidated interim financial statements for the period ended 30 June 2020 were issued, it was determined that they did not comply with certain aspects of the application of IAS 32 Financial Instruments: Presentation and IAS 39 Financial Instruments: Recognition and measurement, resulting in the incorrect presentation of the Company’s notional cash pooling arrangements on the balance sheet and the inappropriate deferral of foreign exchange movements in the Company’s translation reserve due to the inappropriate application of hedge accounting in respect of non-derivative financial instruments and the inappropriate discount rate being applied in the calculation of the fair value of liabilities in respect of put option agreements and payments due to vendors (earnout agreements).
The presentation of cash and overdrafts within notional cash pooling arrangements did not meet the requirements for offsetting in accordance with IAS 32

Financial Instruments:
Presentation.
This resulted in the incorrect presentation of the notional cash pooling arrangements on the balance sheet. Therefore, there has been a restatement of the periods ending 30 June 2020, 31 December 2019 and 30 June 2019. The impact of this change is to increase cash and short-term deposits and bank overdrafts, bonds and bank loans by £7,795.4 million for the period ended 30 June 2020 (30 June 2019
:
 £9,334.3 million, 31 December 2019: £8,336.7 million), while having no impact on the Company’s
net debt. This adjustment does not impact the consolidated income statement or consolidated cash flow statement
.
Net investment hedging was inappropriately applied against certain foreign exchange exposures, where the relationship was either an ineligible hedging relationship under IFRS or insufficiently documented, such that the criteria to apply hedge accounting under IAS 39 Financial Instruments: Recognition and
Measurement
were not met. Therefore, there has been a restatement of the periods end
e
d
30 June 2020, 30 June 2019 and 31 December 2019, resulting in the reclassification of exchange adjustments on foreign currency net investments within the consolidated statement of comprehensive income to be reported in the consolidated income statement as revaluation and retranslation of financial instruments (note 6).

The impact of this change is a £301.1 million loss for the period ended 30 June 2020 (30 June 2019: £8.9 million gain, 31 December 2019: £245.7 million gain) being recognised in revaluation and retranslation of financial instruments
.

This change also reduces the opening retained earnings balance as at 1 January 2019 by £517.4 million with a corresponding increase in the foreign currency translation reserve.
The fair value of liabilities in respect of put option agreements and payments due to vendors (earnout agreements) are recorded at the present value of the expected cash outflows of the obligation. The discount rate historically used in this calculation represented the
Company’s
cost of debt. To fully reflect the risk in the cash flows, the Company has changed the discount rate used in this calculation, and restated the periods ending 30 June 2020, 31 December 2019, and 30 June 2019 to reflect the change, which resulted in the following adjustments:

•
Liabilities in respect of put options (note 22) have decreased by £22.1 million at 30 June 2020 (30 June 2019: £39.2 million; 31 December 2019: £22.3 million)

and
a
charge
of £0.6 million in the period ended 30 June 2020 (period ended 30 June 2019:
credit
of £4.9 million; year ended 31 December 2019:
charge
of £10.8 million)
recognised in
the consolidated income statement within the revaluation and retranslation of financial instruments (note 6).
O
ther reserves on the consolidated balance sheet increased by £60.2

m
illion
at 30 June 2020 (30 June 2019: £51.9

m
illion
; 31 December 2019; £59.6

m
illion
);

•
Payments due to vendors (earnout agreements) (note 18) have decreased by £13.3 million at 30 June 2020 (30 June 2019: £19.5 million; 31 December 2019: £10.1 million)
 and
a credit of £3.1 million in
the period ended 30 June 2020
 (period ended 30 June 2019: credit of £5.3 million; year ended 31 December 2019: charge of £2.7 million)
recognised in the consolidated income statement
within the revaluation and retranslation of financial instruments (note 6).
G
oodwill on the consolidated balance sheet decreased by £23.9 million at 30 June 2020 (30 June 2019: £70.4 million; 31 December 2019; £60.1 million)

•
The goodwill impairment charge (note 4) decreased
 by
£36.1 million in
the period ended
30 June 2020 (period ended 30 June 2019: £nil; year ended 31 December 2019; £nil), as a result of the above adjustments that decreased goodwill and payments due to vendors (earnout agreements) on the consolidated balance sheet.

•	These changes also reduces the opening retained earnings balance as at 1 January 2019 by £73.8 million.
The restatements described in this note resulted in a
de
crease in the basic and diluted earnings per share from continuing and discontinued operations of 21.4p and 21.4p, respectively, for the period ended 30 June 2020 (period ended 30 June 2019:
in
crease of 1.5p and 1.5p, respectively; 31 December 2019: increase of 18.6p and 18.4p, respectively).

Impact of Interest Rate Benchmark Reform
Impact of Interest Rate Benchmark Reform
The amendments

issued by the IASB, Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7), are mandatory and are effective from 1 January 2020. They provide relief on specific aspects of pre-replacement
issues that impact hedge accounting, whereby entities applying hedge accounting requirements will be able to assume that the interest rate benchmark on which the hedged cash flows and cash flows of the hedging instrument are based are not altered as a result of Interest Rate Benchmark Reform. The Group does not consider that these amendments have a significant impact on the financial statements as they provide relief for the possible effects of the uncertainty arising from interest rate benchmark reform.

Impact of COVID-19
Impact of COVID-19 on critical judgements and estimation uncertainty
The critical judgements and estimation uncertainty in applying accounting policies set out on page F-15 of the 2019 Annual Report on Form 20-F remain applicable. However, the level of judgement and estimation uncertainty has increased since 31 December 2019 due to the impact of the COVID-19 pandemic. COVID-19 has had the most significant impact on the following areas of estimation uncertainty:

Impairment of goodwill:
Given the
COVID-19
 pandemic, impairment indicators such as a decline in revenue less pass-through costs forecasts, and downturns in the global economy and the advertising industry were identified in the first half of 2020. As such, the Group performed an impairment test over goodwill and intangible assets with indefinite useful lives as at 30 June 2020. In performing the impairment test, estimates are required in regard to the discount rates, long-term growth rates and the level of cash flows during the five-year projection period, which involves judgement on the duration and shape of the recovery from
COVID-19
 in this period. Further details of the goodwill impairment charg
e
 and sensitivity to these estimates are outlined in note 14.

Expected credit losses:
Under IFRS 9, the expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of discounted estimated future
cash flows. As a result of the
COVID-19
 pandemic on the Group’s clients, estimates of future cash flows from clients involve significant judgement. The Group performed a detailed review of trade receivables, work in progress and accrued income at 30 June 2020, focusing on significant individual clients along with the industry and country in which the clients operate where there is increased risk due to the pandemic. The Group’s approach to expected credit losses is outlined in note 16.

Payments due to vendors (earnout agreements) and liabilities in respect of put options:
When measuring the liabilities for earnouts and put options, estimates are required regarding discount rates and growth rates in determining future financial performance, which involves judgement on the duration and shape of the recovery from
COVID-19
 in this period. Further details on growth rates, discount rates and the sensitivity to these estimates are set out in note 22.
Government Support
In reaction to the
COVID-19
 pandemic, certain governments have introduced measures to assist companies. A reduction to operating costs is recorded in relation to government subsidies/schemes (such as furlough measures) where these amounts will never have to be repaid. Further details of such amounts are included in note 4. In other cases, this involves the deferral of certain tax payments in order to stimulate the economy. The deferral of payments does not impact the income statement and these are charged as normal in the period they are incurred.

The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on
3
 September 2020.